    THIS FILING LISTS SECURITIES HOLDINGS REPORTED    --------------------------
       ON THE FORM 13F FILED ON 8/11/06 PURSUANT             OMB APPROVAL
        TO A REQUEST FOR CONFIDENTIAL TREATMENT       --------------------------
            AND FOR WHICH THAT CONFIDENTIAL           OMB Number: 3235-0006
            TREATMENT EXPIRED OR WAS DENIED.          --------------------------
                                                      Expires: December 31, 2009
                                                      --------------------------
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                                                      hours per form.......22.8
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2006
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:     2
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MICHAEL R. MURPHY
                 -------------------------------
   Address:      71 SOUTH WACKER DRIVE,
                 -------------------------------
                 CHICAGO, ILLINOIS 60606
                 -------------------------------

Form 13F File Number: 28-11638
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael R. Murphy
         -----------------------------------------
Title:   Managing Member of Discovery Group I, LLC
         -----------------------------------------
Phone:   312-920-2135
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Michael R. Murphy         Chicago, Illinois     2/8/2007
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    NONE
    ----------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         2
                                        --------------------

Form 13F Information Table Entry Total:                   16
                                        --------------------

Form 13F Information Table Value Total: $             52,897
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-11635                     DANIEL J. DONOGHUE
    ------       -----------------         ---------------------------------
    2         28-11637                     DISCOVERY GROUP I, LLC
    ------       -----------------         ---------------------------------

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                                                     FORM 13F INFORMATION TABLE
                                                              6/30/2006

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8

      NAME OF                TITLE OF                 VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
      ISSUER                   CLASS         CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
ABIGAIL ADAMS NATL BANCORP      COM        003390101      206    14,539   SH         SHARED-OTHER      1              14,539
CORILLIAN CORP                  COM        218725109    5,744 1,920,890   SH         SHARED-OTHER    1, 2          1,920,890
DYNAMICS RESH CORP              COM        268057106    4,861   357,927   SH         SHARED-OTHER    1, 2            357,927
EXACTECH INC                    COM        30064E109    1,492   108,535   SH         SHARED-OTHER    1, 2            108,535
GREENFIELD ONLINE INC           COM        395150105    9,327 1,258,721   SH         SHARED-OTHER    1, 2          1,258,721
HUTTIG BLDG PRODS INC           COM        448451104    1,149   141,800   SH         SHARED-OTHER    1, 2            141,800
LINCOLN BANCORP IND             COM        532879103      948    53,094   SH         SHARED-OTHER      1              53,094
NEW FRONTIER MEDIA INC          COM        644398109    8,032 1,120,175   SH         SHARED-OTHER    1, 2          1,120,175
NUTRACEUTICAL INTL CORP         COM        67060Y101    2,289   149,323   SH         SHARED-OTHER    1, 2            149,323
PERCEPTRON INC                  COM        71361F100    2,977   368,907   SH         SHARED-OTHER    1, 2            368,907
POLYMEDICA CORP                 COM        731738100    3,229    89,800   SH         SHARED-OTHER    1, 2             89,800
PROVIDENT FINL HLDGS INC        COM        743868101      322    10,747   SH         SHARED-OTHER      1              10,747
STRATTEC SEC CORP               COM        863111100    5,528   110,978   SH         SHARED-OTHER    1, 2            110,978
SUSSEX BANCORP                  COM        869245100    1,677   114,500   SH         SHARED-OTHER      1             114,500
TIB FINL CORP                   COM        872449103      614    19,199   SH         SHARED-OTHER      1              19,199
WARWICK VALLEY TEL CO           COM        936750106    4,502   230,866   SH         SHARED-OTHER    1, 2            230,866

 TOTAL                                                 52,897 6,070,001                                            6,070,001